Notes Payable (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 30, 2022
Notes Payable [Line Items]
Total principal amount		$ 2,709,000		$ 2,709,000
Cash proceeds				$ 2,580,000
Cash proceeds						$ 100,000
Related party expenses						$ 29,000
Interest bearing		15.00%		15.00%
Price per share (in Dollars per share)		$ 11.5		$ 11.5
Warrant amount		$ 1		$ 1
Warrants issued (in Shares)		2,709,000		2,709,000
Estimated discount rate				15.00%
Closing interest rate		90.00%		90.00%
Fair value of the warrant liabilities				$ 2,267,293
Fair value of the warrants and redemption				2,438,749
Change in fair value of warrant liability		$ 264,169		171,456
Amortization of debt discount		529,956		1,073,338
Credit facility	$ 28,000,000
Partial fund debt services	3,000,000
Additional fund deposit	$ 2,000,000
Debt commitment letter		150,000		150,000
Warrant [Member]
Notes Payable [Line Items]
Change in fair value of warrant liability		$ 264,169		$ 171,456